Fair Value Measurements (Details) - Schedule of Level 3 Fair Value Measurements Inputs	Jun. 30, 2024 shares	Dec. 31, 2023 shares
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Number of private placement warrants (in Shares)	9,666,667	9,666,667
Exercise Price [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Measurement Inputs	11.5	11.5
Share Price [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Measurement Inputs	11.95	8.66
Expiration Term [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Measurement Inputs	2.16	2.66
Volatility [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Measurement Inputs	44.2	51.9
Risk-free Rate [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Measurement Inputs	4.72	4.1
Dividend Yield [Member]
Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs [Line Items]
Measurement Inputs	0	0